Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s practice has been to award restricted stock units to new executives contemporaneously with their hire date and annually to current executives following the first quarter regularly-scheduled meeting of the Compensation Committee. These practices may change in the future. In 2024, we did not grant TVRSUs or PVRSUs in coordination with the release of material non-public information, and did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s practice has been to award restricted stock units to new executives contemporaneously with their hire date and annually to current executives following the first quarter regularly-scheduled meeting of the Compensation Committee. These practices may change in the future.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In 2024, we did not grant TVRSUs or PVRSUs in coordination with the release of material non-public information, and did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false